UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from May 1, 2014 to May 31, 2014

Commission File Number of issuing entity: 333-180147-08

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180147

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

8585 North Stemmons Freeway

Suite 1100-N

Dallas, Texas 75247

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

90-6257444

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10–D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

On May 27, 2014, Santander Consumer USA Inc. (“SCUSA”), servicer for Santander Drive Auto Receivables Trust 2013-5 (“SDART 2013-5”), filed a 10-D/A relative to an error in the distribution of principal to the Issuer’s Class A-2 Noteholders. In connection with the error, SCUSA deposited approximately $71MM into the SDART 2013-5 Collection Account on June 13, 2014. This amount will be distributed to the Class A-2-B Noteholders on June 16, 2014, bringing into parity the respective Note Balances of the Class A-2-A and Class A-2-B Notes.

To effectuate the distribution described above, SCUSA and the depositor entered into an amendment to Sale and Servicing Agreement, dated June 16, 2014 (the “Amendment”), included as Exhibit 10.1 below. The Amendment provides for, among other things, the additional remittance as well as an increase in the Targeted Overcollateralization Amount.

ITEM 9 – Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 10.1     First Amendment to Sale and Servicing Agreement, dated June 16, 2014

Exhibit 99.1     Monthly Servicer’s Certificate dated June 13, 2014

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 13, 2014

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-5
(Issuing Entity)

By:	SANTANDER CONSUMER USA INC.
(Servicer)

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Treasurer

EXHIBIT INDEX

Exhibit No.	Description

10.1	First Amendment to Sale and Servicing Agreement, dated June 16, 2014

99.1	Monthly Servicer’s Certificate dated June 13, 2014

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